Note 12 - Related Party Transactions	12 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
NOTE 12. RELATED PARTY TRANSACTION

M. Klein & Company was engaged during the fiscal year ended 2014 to perform certain evaluation services and to advise the Board on corporate actions. The principal officer engaged to conduct these services was the brother of the former Chief Executive Officer and Co-Chairman of the Board. Mark Klein received no direct or indirect compensation as a result of this engagement. The total fees incurred for these services were $82,000 in 2014.